SHARE BASED COMPENSATION (Details Narrative) - 2020 Equity Incentive Plan [Member] - USD ($)	1 Months Ended	6 Months Ended
	Feb. 28, 2021	Sep. 30, 2024
Purchase of ordinary shares	3,500,000
Share-based compensation expense		$ 1,086,231